SCHEDULE OF FAIR VALUE MEASUREMENTS, RECURRING AND NONRECURRING, VALUATION TECHNIQUES (Details)	3 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Jun. 30, 2020
Measurement Input, Price Volatility [Member]
Derivative [Line Items]
Debt instrument, measurement input, percentages
Measurement Input, Price Volatility [Member] | Convertible Debt [Member]
Derivative [Line Items]
Debt instrument, measurement input, percentages	2.0600	222	264
Measurement Input, Price Volatility [Member] | Minimum [Member]
Derivative [Line Items]
Debt instrument, measurement input, percentages			227
Measurement Input, Price Volatility [Member] | Maximum [Member]
Derivative [Line Items]
Debt instrument, measurement input, percentages			279
Measurement Input, Expected Term [Member]
Derivative [Line Items]
Debt instrument, measurement input, term			1 year
Measurement Input, Expected Term [Member] | Convertible Debt [Member]
Derivative [Line Items]
Debt instrument, measurement input, term	3 days	3 days
Measurement Input, Expected Term [Member] | Minimum [Member] | Convertible Debt [Member]
Derivative [Line Items]
Debt instrument, measurement input, term			3 days
Measurement Input, Expected Term [Member] | Maximum [Member] | Convertible Debt [Member]
Derivative [Line Items]
Debt instrument, measurement input, term			8 months 12 days
Measurement Input, Risk Free Interest Rate [Member]
Derivative [Line Items]
Debt instrument, measurement input, percentages
Measurement Input, Risk Free Interest Rate [Member] | Convertible Debt [Member]
Derivative [Line Items]
Debt instrument, measurement input, percentages	0.0007	0.05
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Derivative [Line Items]
Debt instrument, measurement input, percentages			1.53
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member] | Convertible Debt [Member]
Derivative [Line Items]
Debt instrument, measurement input, percentages			0.13
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Derivative [Line Items]
Debt instrument, measurement input, percentages			1.59
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member] | Convertible Debt [Member]
Derivative [Line Items]
Debt instrument, measurement input, percentages			0.18
Measurement Input, Expected Dividend Rate [Member]
Derivative [Line Items]
Debt instrument, measurement input, percentages	0		0
Measurement Input, Expected Dividend Rate [Member] | Convertible Debt [Member]
Derivative [Line Items]
Debt instrument, measurement input, percentages	0	0	0